Related Party - Schedule of Director's Remuneration (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Director's Remuneration [Line Items]
Total	$ 314	$ 153
Remuneration in respect of services as directors [Member]
Schedule of Director's Remuneration [Line Items]
Total	314	153
Remuneration in respect to long term incentive schemes [Member]
Schedule of Director's Remuneration [Line Items]
Total